Debt - Schedule of Debt Instruments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes [Member]
Schedule of Debt Instruments [Line Items]
Balance of beginning	$ 18,419	$ 16,316	$ 16,316	$ 13,981
Less: Current portion	19,533		18,419
Long term debt
Issuance of debt
Debt repayments
Change in fair value
Stated interest	1,098	993	2,057	1,820
Amortization of debt discount and issuance costs	16	39	46	515
Balance of ending	19,533	17,348	18,419	16,316
Tasly Convertible Debt [Member]
Schedule of Debt Instruments [Line Items]
Balance of beginning	2,234	1,714	1,714
Less: Current portion	2,543		2,234
Long term debt
Issuance of debt		16	16	1,600
Debt repayments
Change in fair value	118	11	311	22
Stated interest	191	97	193	92
Amortization of debt discount and issuance costs
Balance of ending	2,543	1,838	2,234	1,714
Senior Notes [Member]
Schedule of Debt Instruments [Line Items]
Balance of beginning	25,268	20,155	20,155	15,149
Less: Current portion	27,895		25,268
Long term debt
Issuance of debt	1,450	1,120	3,210	3,235
Debt repayments		(115)	(150)
Change in fair value
Stated interest	1,176	994	2,053	1,771
Amortization of debt discount and issuance costs	1			0
Balance of ending	27,895	22,154	25,268	20,155
Promissory Notes [Member]
Schedule of Debt Instruments [Line Items]
Balance of beginning	910	849	849	576
Less: Current portion	940		910
Long term debt
Issuance of debt				375
Debt repayments				(151)
Change in fair value
Stated interest	30	31	61	49
Amortization of debt discount and issuance costs
Balance of ending	940	880	910	849
PPP Loan [Member]
Schedule of Debt Instruments [Line Items]
Balance of beginning	1,376	1,362	1,362	1,326
Less: Current portion	1,383		1,376
Long term debt
Issuance of debt
Debt repayments
Change in fair value
Stated interest	7	7	14	36
Amortization of debt discount and issuance costs
Balance of ending	$ 1,383	$ 1,369	$ 1,376	$ 1,362